Share-Based Payments - Summary of Exercise Price and Number for Shares of Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2017 ¥ / shares	Dec. 31, 2016	Dec. 31, 2015
Grant Date, December 18, 2012 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 344
Number (shares)		14,000,000	14,000,000
Grant Date, December 17, 2013 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 344
Number (shares)	763,500	1,654,000	3,322,500
Grant Date, February 8, 2014 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 1,320
Number (shares)	818,000	1,135,000	1,667,000
Grant Date, August 9, 2014 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 1,320
Number (shares)	218,000	311,000	697,000
Grant Date, November 1, 2014 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 1,320
Number (shares)	145,000	221,500	323,000
Grant Date, February 4, 2015 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 1,320
Number (shares)	1,246,500	5,590,000	5,665,000
Grant Date, July 18, 2017 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Exercise price (yen)	¥ 4,206
Number (shares)	2,386,000